JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 92.8%
Alternative Assets — 3.8%
JPMorgan Realty Income Fund Class R6 Shares (a)	4,890,032	53,741,451

Fixed Income — 9.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,795,055	21,612,466
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	7,659,521	64,722,952
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	782,406	5,249,946
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,014,259	6,998,389
JPMorgan High Yield Fund Class R6 Shares (a)	4,741,007	29,441,655
JPMorgan Managed Income Fund Class L Shares (a)	132,560	1,313,674

Total Fixed Income		129,339,082

International Equity — 35.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	9,065,432	123,199,219
JPMorgan International Advantage Fund Class R6 Shares (a)	5,316,993	80,233,423
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	10,364,623	145,933,890
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	8,619,648	154,636,486

Total International Equity		504,003,018

U.S. Equity — 44.3%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	6,435,205	131,535,599
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	361,023	15,581,752
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	584,670	9,442,420
JPMorgan Small Cap Value Fund Class R6 Shares (a)	380,447	6,380,091
JPMorgan U.S. Equity Fund Class R6 Shares (a)	11,665,421	155,966,672
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	5,721,638	126,219,339
JPMorgan Value Advantage Fund Class R6 Shares (a)	7,004,124	181,757,020

Total U.S. Equity		626,882,893

TOTAL INVESTMENT COMPANIES (Cost $1,509,472,604)		1,313,966,444

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $26,590,627)	26,362,000	26,889,240

	Shares
EXCHANGE-TRADED FUNDS — 1.2%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $23,991,764)	270,327	17,452,311

SHORT-TERM INVESTMENTS — 4.3%
INVESTMENT COMPANIES — 4.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (c) (Cost $60,793,693)	60,793,693	60,793,693

Total Investments — 100.2% (Cost $1,620,848,688)		1,419,101,688
Liabilities in Excess of Other Assets — (0.2)%		(2,169,018)

Net Assets — 100.0%		1,416,932,670

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	455	06/2020	CAD	47,624,174	(217,440)
DJ US Real Estate Index	209	06/2020	USD	5,734,960	26,911
MSCI EAFE E-Mini Index	84	06/2020	USD	6,569,640	689,428
MSCI Emerging Markets E-Mini Index	9	06/2020	USD	380,070	751
S&P 500 E-Mini Index	402	06/2020	USD	51,707,250	(1,570,858)
S&P Midcap 400 E-Mini Index	191	06/2020	USD	27,513,550	2,087,787
U.S. Treasury 10 Year Note	349	06/2020	USD	48,461,922	2,022,474

					3,039,053

Short Contracts
EURO STOXX 50 Index	(1,043)	06/2020	EUR	(31,076,301)	(3,311,908)
Euro-Bund	(210)	06/2020	EUR	(39,954,869)	529,307
FTSE 100 Index	(100)	06/2020	GBP	(6,928,112)	(576,211)
Russell 2000 E-Mini Index	(25)	06/2020	USD	(1,437,125)	(6,331)

					(3,365,143)

					(326,090)

Abbreviations

CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,392,212,448	$26,889,240	$—	$1,419,101,688

Appreciation in Other Financial Instruments
Futures Contracts (a)	$5,356,658	$—	$—	$5,356,658

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,794,629)	$(3,888,119)	$—	$(5,682,748)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$—	$23,991,765	$—	$—	$(6,539,454)	$17,452,311	270,327	$243,696	$22,180
JPMorgan Core Bond Fund Class R6 Shares (a)	46,709,376	2,435,006	28,417,452	1,188,659	(303,123)	21,612,466	1,795,055	623,168	115,743
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	39,713,213	39,064,827	14,105,148	23,131	26,929	64,722,952	7,659,521	1,584,950	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	50,924,415	—	49,886,951	1,659,430	(2,696,894)	—	—	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,431,012	259,410	2,332,458	63,070	(1,171,088)	5,249,946	782,406	259,410	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	60,811,142	—	60,019,993	16,685,560	(17,476,709)	—	—	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,099,200	154,208,782	6,394,772	(88,157)	(27,625,834)	123,199,219	9,065,432	1,182,268	326,846
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	7,992,160	330,126	—	—	(1,323,897)	6,998,389	1,014,259	330,126	—
JPMorgan Growth Advantage Fund Class R6 Shares *(a)	128,499,478	52,801,649	33,371,487	523,769	(16,917,810)	131,535,599	6,435,205	—	13,455,558
JPMorgan High Yield Fund Class R6 Shares (a)	56,763,508	4,482,353	26,947,922	(39,156)	(4,817,128)	29,441,655	4,741,007	1,613,323	—
JPMorgan International Advantage Fund Class R6 Shares (a)	152,371,668	23,786,151	66,561,698	(7,795,865)	(21,566,833)	80,233,423	5,316,993	5,393,900	—
JPMorgan International Equity Fund Class R6 Shares (a)	161,841,935	52,500	158,863,186	10,286,245	(13,317,494)	—	—	—	52,500
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	139,880,120	43,792,365	—	—	(37,738,595)	145,933,890	10,364,623	5,068,380	—
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	—	194,638,232	14,564,992	(20,434)	(25,416,320)	154,636,486	8,619,648	754,100	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	84,963,123	—	85,712,313	3,420,079	(2,670,889)	—	—	—	—
JPMorgan Managed Income Fund Class L Shares (a)	68,438,108	77,278,623	144,378,218	256,843	(281,682)	1,313,674	132,560	907,067	21,218
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	64,042,685	4,109,197	63,454,822	2,407,867	(7,104,927)	—	—	—	4,109,197
JPMorgan Realty Income Fund Class R6 Shares (a)	95,933,632	10,792,206	37,923,212	4,339,351	(19,400,526)	53,741,451	4,890,032	1,092,521	4,125,668
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	16,773,659	4,529,111	—	—	(5,721,018)	15,581,752	361,023	115,653	682,559
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	16,956,542	621,578	5,865,166	834,925	(3,105,459)	9,442,420	584,670	26,444	595,134
JPMorgan Small Cap Value Fund Class R6 Shares (a)	14,156,599	570,849	5,150,822	(1,048,144)	(2,148,391)	6,380,091	380,447	91,934	478,915
JPMorgan U.S. Equity Fund Class R6 Shares (a)	173,411,385	33,530,887	21,030,325	(599,760)	(29,345,515)	155,966,672	11,665,421	1,547,509	15,559,657
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a)(b)	95,816,076	503,119,571	538,141,954	—	—	60,793,693	60,793,693	547,513	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	185,754,911	23,984,305	52,274,729	(602,078)	(30,643,070)	126,219,339	5,721,638	1,732,429	15,602,923
JPMorgan Value Advantage Fund Class R6 Shares (a)	128,846,267	128,561,125	5,993,978	55,643	(69,712,037)	181,757,020	7,004,124	3,878,135	5,540,404

Total	$1,802,130,214	$1,326,940,618	$1,421,391,598	$31,550,978	$(347,017,764)	$1,392,212,448		$26,992,526	$60,688,502

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.